Other Income and Expenses - Summary of Finance Costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest on loans and borrowings	¥ 6,602	¥ 7,544	¥ 2,629
Interest on lease liabilities	1,082	2,561	613
Total finance costs	¥ 7,684	¥ 10,105	¥ 3,242